Unaudited Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Operating activities
Income for the period		$ 33,576	$ 9,527
Adjustments to reconcile net income with cash flow from operating activities before changes in working capital:
Depreciation of property, plant and equipment		2,662	2,932
Depreciation of right-of-use assets		3,070	3,005
Amortization of intangibles		2,291	2,436
Income tax expense		13,240	3,295
Finance expenses, net		5,131	4,209
Unrealized currency exchange rate differences		(15,793)
Share of result of joint ventures		(561)	109
Net loss (gain) on sale and disposal of property, plant and equipment		49	(590)
Net loss on disposal of intangibles		51
Inventory provision		2,502	1,010
Provision for bad debt		442	1,304
Provisions		91	7
Cash flow from operating activities before changes in working capital		46,751	27,244
Changes in working capital:
Trade and other receivables, net		2,054	(3,793)
Amounts owed by related parties		675	(1,057)
Inventories, net		3,083	(20,941)
Current tax assets, net		(7,175)	(6,958)
Other current assets		1,822	(3,154)
Trade and other payables		(5,320)	26,648
Amounts owed to related parties		613	2,030
Current tax liabilities, net		2,619	(442)
Other liabilities		(1,133)	563
Provisions		(42)	(41)
Other financial assets		(14,328)	12
Other assets		687	778
Cash generated from operations		30,306	20,889
Interest paid		(1,879)	(946)
Income tax paid		(4,889)	(3,649)
Cash flow provided by operating activities		23,538	16,294
Investing activities
Acquisition of property, plant and equipment		(7,224)	(10,518)
Proceeds from sale of property, plant and equipment			2,689
Acquisition of intangibles		(5,496)	(5,106)
Advances to related parties		(182)	(139)
Cash flow used in investing activities		(12,902)	(13,074)
Financing activities
Proceeds from borrowings		42,137	54,085
Payments on borrowings		(68,201)	(74,242)
Payments to related parties			(4,525)
Interest paid on borrowings		(15,010)	(8,639)
Payment of lease liabilities		(2,374)	(2,867)
Repurchase of treasury shares		(156)
Cash flow used in financing activities		(43,604)	(36,188)
Net decrease in cash		(32,968)	(32,968)
Cash at beginning of the period		43,003	72,112
Effect of exchange rate fluctuations		1,503	(1,592)
Cash at end of the period		11,538	37,552
Non-cash financing and investing activities	[1]	$ 23,274	$ 32,737

[1]	Non-cash investing and financing activities include new lease liabilities $1,063 (for the six months ended June 30, 2022: $7,804), invoices from suppliers financed via reverse factoring classified as Trade and other payables $3,089 (for the six months ended June 30, 2022: $1,013), invoices from suppliers financed via reverse factoring classified as Borrowings $16,649 (for the six months ended June 30, 2022: $23,920) and derivative financial liabilities $2,473 (for the six months ended June 30, 2022: $0).